Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	NEW WORLD FUND INC
Central Index Key	0001073330
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
NEW WORLD FUND® | Class A
Prospectus:
Trading Symbol	NEWFX
NEW WORLD FUND® | Class R-1
Prospectus:
Trading Symbol	RNWAX
NEW WORLD FUND® | Class R-2
Prospectus:
Trading Symbol	RNWBX
NEW WORLD FUND® | Class R-3
Prospectus:
Trading Symbol	RNWCX
NEW WORLD FUND® | Class R-4
Prospectus:
Trading Symbol	RNWEX
NEW WORLD FUND® | Class R-5
Prospectus:
Trading Symbol	RNWFX
NEW WORLD FUND® | Class C
Prospectus:
Trading Symbol	NEWCX
NEW WORLD FUND® | Class F-1
Prospectus:
Trading Symbol	NWFFX
NEW WORLD FUND® | Class 529-A
Prospectus:
Trading Symbol	CNWAX
NEW WORLD FUND® | Class 529-C
Prospectus:
Trading Symbol	CNWCX
NEW WORLD FUND® | Class 529-E
Prospectus:
Trading Symbol	CNWEX
NEW WORLD FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CNWFX
NEW WORLD FUND® | Class F-2
Prospectus:
Trading Symbol	NFFFX
NEW WORLD FUND® | Class R-6
Prospectus:
Trading Symbol	RNWGX
NEW WORLD FUND® | Class R-2E
Prospectus:
Trading Symbol	RNEBX
NEW WORLD FUND® | Class R-5E
Prospectus:
Trading Symbol	RNWHX
NEW WORLD FUND® | Class F-3
Prospectus:
Trading Symbol	FNWFX
NEW WORLD FUND® | Class 529-T
Prospectus:
Trading Symbol	TWNFX
NEW WORLD FUND® | Class T
Prospectus:
Trading Symbol	TNWFX